Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Detailed Information About Property, Plant and Equipment

	Exploration and Production			Oil Sands Mining and Upgrading	Midstream and Refining	Head Office	Total
	North America	North Sea	Offshore Africa
Cost
At December 31, 2021	$77,834	$7,438	$3,980	$46,856	$466	$508	$137,082
Additions/Acquisitions	3,564	304	75	1,380	8	25	5,356
Transfers from exploration and evaluation assets	71	—	—		—	—	71
Derecognitions (1)	(394)	(1)	—	(469)	—	—	(864)
Disposals	—	—	—	(35)	—	—	(35)
Foreign exchange adjustments and other	—	517	277	—	—	3	797
At December 31, 2022	81,075	8,258	4,332	47,732	474	536	142,407
Additions/Acquisitions	2,951	558	187	2,088	10	30	5,824
Transfers from exploration and evaluation assets	38	—	—	25	—	—	63
Derecognitions (1)	(581)	—	—	(470)	—	—	(1,051)
Foreign exchange adjustments and other	—	(210)	(110)	—	—	—	(320)
At December 31, 2023	$83,483	$8,606	$4,409	$49,375	$484	$566	$146,923

Accumulated depletion and depreciation
At December 31, 2021	$52,732	$5,951	$2,923	$8,499	$183	$394	$70,682
Expense	3,502	117	148	1,684	15	23	5,489
Derecognitions (1)	(394)	(1)	—	(469)	—	—	(864)
Disposals	—	—	—	(2)	—	—	(2)
Recoverability charge	—	1,620	—	—	—	—	1,620
Foreign exchange adjustments and other	(5)	419	206	—	—	3	623
At December 31, 2022	55,835	8,106	3,277	9,712	198	420	77,548
Expense	3,592	40	177	1,856	15	24	5,704
Derecognitions (1)	(581)	—	—	(470)	—	—	(1,051)
Recoverability charge	—	436	—	—	—	—	436
Foreign exchange adjustments and other	(6)	(200)	(96)	7	—	—	(295)
At December 31, 2023	$58,840	$8,382	$3,358	$11,105	$213	$444	$82,342

Net book value
At December 31, 2023	$24,643	$224	$1,051	$38,270	$271	$122	$64,581
At December 31, 2022	$25,240	$152	$1,055	$38,020	$276	$116	$64,859
(1)An asset is derecognized when no future economic benefits are expected to arise from its continued use or disposal.